Derivative Warrant Liabilities (Details) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Derivative Warrant Liabilities (Details) [Line Items]
Exercise price per share		$ 11.5
Expire year		5 years
Percentage of exercise price of warrants adjusted		115.00%
Price per warrant		$ 0.01
Ordinary shares equals or exceeds per share		$ 10
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)		8,625,000
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants issued (in Shares)	10,900,000
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Issue price per common stock		$ 9.2
Ordinary shares equals or exceeds per share		$ 18